Accounts payable - Detailed Information about Accounts Payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent
Trade payable and related parties	$ 2,227	$ 168	$ 2,145
Guarantee deposits	19	17	13
Payables with partners of JO	1,127
Miscellaneous			29
Total, noncurrent account payable	3,373	185	2,187
Current
Trade payable and related parties	81,450	44,520	40,667
Guarantee deposits	492	441	482
Payables with partners of JO	324	122	9
Miscellaneous	1,959	828	423
Total, current account payable	$ 84,225	$ 45,911	$ 41,581